Annual Total Returns - Fidelity Short-Term Bond Fund [BarChart] - 08.31 Fidelity Short-Term Bond Fund AMCIZ PRO-13 - Fidelity Short-Term Bond Fund - Fidelity Advisor Short-Term Bond Fund: Class A	Oct. 29, 2022
Bar Chart Table:
Annual Return 2017	0.95%
Annual Return 2018	0.99%
Annual Return 2019	3.99%
Annual Return 2020	3.62%
Annual Return 2021	(0.93%)